Investments in Companies Accounted for at Equity (Details) - Schedule of changes in the carrying amount of the company’s investment in TSG - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Changes in the Carrying Amount of the Company’s Investment in TSG [Abstract]
TSG (Joint venture)	$ 19,459	$ 27,633
Other	1,287	1,267
Total	$ 20,746	$ 28,900